FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 03, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of financial assets from Level 1 to Level 2	$ 0
Transfers of financial assets from Level 2 to Level 1	0
Purchases or sales issues	0	$ 0
Warrant liability	9,787,000	0
Transfers into or out of Level 3	$ 0	$ 0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price (in dollars per share)	$ 1.84		$ 2.60
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 9,800,000		$ 13,900,000
Trading securities (convertible promissory notes)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value adjustment	$ 100,000